Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Panaicia Pty Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Last mile delivery cost charged by related parties	$ 8,695,611	$ 7,594,925
Prezario UNO Pty Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Last mile delivery cost charged by related parties		130,977
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Last mile delivery cost charged by related parties	8,695,611	7,725,902
Salaries paid to related parties	39,200	39,200
Rental expense related to related party lease	20,769	16,065
Mr. Wai Yiu Yau [Member]
Schedule of Related Party Transactions [Line Items]
Salaries paid to related parties	5,000	5,000
Rental expense related to related party lease	20,769	16,065
Ms. San Man Leng [Member]
Schedule of Related Party Transactions [Line Items]
Salaries paid to related parties	11,400	11,400
Mr. Ho Chuen Shin [Member]
Schedule of Related Party Transactions [Line Items]
Salaries paid to related parties	11,400	11,400
Mr. Fan Cheung [Member]
Schedule of Related Party Transactions [Line Items]
Salaries paid to related parties	$ 11,400	$ 11,400